OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

NOTE 4 – OTHER CURRENT LIABILITIES:

Other current liabilities consisted of the following:

	September 30,	December 31,
	2024	2023
	USD in thousands
Accrued expenses	209	132
Other current liabilities	128	79
	337	211

NOTE 6 – OTHER CURRENT LIABILITIES:
	December 31,
	2023	2022
	USD in thousands
Government authorities	52	-
Accrued expenses	132	214
Other payables	27	-
	211	214